Corporate information and statement of IFRS compliance (Policies)	6 Months Ended
Jun. 30, 2025
Corporate information and statement of IFRS compliance [abstract]
Standards issued but not yet effective	The Group elected not to early adopt the following new Standards, Interpretations and Amendments, which have been issued by the IASB and the IFRIC but are not yet effective as per June 30, 2025 and/or not yet adopted by the European Union as per June 30, 2025 and for which the impact might be relevant:
•Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9
and IFRS 7)
•Annual Improvements to IFRS Accounting Standards – Volume 11
•IFRS 18 Presentation and Disclosure in Financial Statements
None of the other new standards, interpretations and amendments, which have been issued by the IASB and the IFRIC are not yet effective as per June 30, 2025 and/or not yet adopted by the European Union as per June 30, 2025, are expected to have a material effect on the Group's future financial statements.